Subsequent Events - (Details)						1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 02, 2019 USD ($)	May 03, 2019	Jan. 30, 2019 USD ($) ft²	Jan. 25, 2019 USD ($) item	Feb. 09, 2016	Apr. 30, 2016 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018	Sep. 30, 2019 USD ($)	Sep. 30, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Mar. 15, 2019 USD ($)
Subsequent Event
Face amount				$ 5,000,000		$ 1,000,000
Number of equal monthly payments of principal plus accrued interest | item				36
Interest rate (as a percent)				4.25%			4.33%	4.18%	4.44%	3.84%	4.50%	3.50%
Spread (as a percent)						1.00%
Period for which base rent is abated	7 months		7 months
Annual base rent per month after abatement	$ 18,178		$ 19,646
Percentage of annual increase in lease rent	3.00%		3.00%		3.00%
Future minimum payments							$ 8,918,000		$ 8,918,000		$ 2,275,000
Stockholders' Equity Note, Stock Split, Conversion Ratio		0.1245
Maximum | Prime rate
Subsequent Event
Spread (as a percent)				1.00%
Subsequent Event
Subsequent Event
Face amount				$ 5,000,000
Number of equal monthly payments of principal plus accrued interest | item				36
Interest rate (as a percent)				4.25%
Area of office space (in square feet) | ft²			14,075
Period for which base rent is abated			10 months
Annual base rent per month after abatement			$ 19,650
Percentage of annual increase in lease rent			3.00%
Future minimum payments													$ 3,000,000
Stockholders' Equity Note, Stock Split, Conversion Ratio		0.1245
Subsequent Event | Maximum | Prime rate
Subsequent Event
Spread (as a percent)				(1.00%)